UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    P.R. Herzig & Co. Inc.
Address: 1 Expressway Plaza, Suite 200
         Roslyn Heights, NY  11577

13F File Number:  028-12072

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Arthur Pesner
Title:     Chief Financial Officer
Phone:     516-621-0200

Signature, Place, and Date of Signing:

       /s/ Arthur Pesner     Roslyn Heights, NY     January 28, 2008

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     52

Form13F Information Table Value Total:     $91,046 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADVANCE AUTO PARTS INC         COM              00751Y106      710    18700 SH       18700                       0        0    18700
ADVANCED MICRO DEVICES INC     COM              007903107       82    11000 SH       11000                       0        0    11000
AGNICO EAGLE MINES LTD         COM              008474108      989    18100 SH       18100                       0        0    18100
AMERICAN INTL GROUP INC        COM              026874107     5354    91830 SH       91830                    1000        0    90830
AMGEN INC                      COM              031162100      532    11450 SH       11450                       0        0    11450
ANADARKO PETE CORP             COM              032511107      355     5400 SH       5400                        0        0     5400
BANK OF AMERICA CORPORATION    COM              060505104      272     6587 SH       6587                        0        0     6587
BRISTOL MYERS SQUIBB CO        COM              110122108     4553   171695 SH       171695                      0        0   171695
CATHAY GENERAL BANCORP         COM              149150104      842    31800 SH       31800                       0        0    31800
CENTEX CORP                    COM              152312104      341    13500 SH       13500                       0        0    13500
COCA COLA CO                   COM              191216100      368     6000 SH       6000                        0        0     6000
CROSS TIMBERS RTY TR           TR UNIT          22757R109     1149    27865 SH       27865                       0        0    27865
DNP SELECT INCOME FD           COM              23325P104      108    10210 SH       10210                       0        0    10210
EXXON MOBIL CORP               COM              30231G102      352     3755 SH       3755                        0        0     3755
FIDELITY NATIONAL FINANCIAL    CL A             31620R105     3493   239075 SH       239075                  14000        0   225075
FIFTH THIRD BANCORP            COM              316773100     2785   110820 SH       110820                   1000        0   109820
FOREST CITY ENTERPRISES INC    CL A             345550107      467    10500 SH       10500                       0        0    10500
FREEPORT-MCMORAN COPPER & GO   COM              35671D857      461     4500 SH       4500                        0        0     4500
FREIGHTCAR AMER INC            COM              357023100      802    22915 SH       22915                       0        0    22915
GENERAL ELECTRIC CO            COM              369604103      398    10725 SH       10725                       0        0    10725
GERON CORP                     COM              374163103     3175   559050 SH       559050                  60000        0   499050
GOLDCORP INC NEW               COM              380956409      329     9600 SH       9600                        0        0     9600
GREENBRIER COS INC             COM              393657101     1988    89298 SH       89298                       0        0    89298
HEALTHCARE RLTY TR             COM              421946104     1508    59400 SH       59400                       0        0    59400
HOSPITALITY PPTYS TR           COM SH BEN INT   44106M102      383    11900 SH       11900                       0        0    11900
HUGOTON RTY TR TEX             UNIT BEN INT     444717102     4801   214050 SH       214050                  10000        0   204050
INTEL CORP                     COM              458140100     5572   208994 SH       208994                      0        0   208994
JOHNSON & JOHNSON              COM              478160104      207     3100 SH       3100                        0        0     3100
JP MORGAN CHASE & CO           COM              46625H100      723    16564 SH       16564                       0        0    16564
MICROSOFT CORP                 COM              594918104      220     6180 SH       6180                        0        0     6180
MITSUBISHI UFJ FINL GROUP IN   SPONSORED ADR    606822104     1750   187520 SH       187520                  12000        0   175520
MOTOROLA INC                   COM              620076109     2896   180542 SH       180542                      0        0   180542
NEPHROS INC                    COM              640671103        7    15000 SH       15000                       0        0    15000
NEW YORK CMNTY BANCORP INC     COM              649445103      809    46017 SH       46017                       0        0    46017
NEWMONT MINING CORP            COM              651639106     3276    67084 SH       67084                       0        0    67084
O REILLY AUTOMOTIVE INC        COM              686091109     1018    31400 SH       31400                       0        0    31400
PAN AMERICAN SILVER CORP       COM              697900108      245     7000 SH       7000                        0        0     7000
PENN WEST ENERGY TR            TR UNIT          707885109     1733    66686 SH       66686                       0        0    66686
PFIZER INC                     COM              717081103     2784   122463 SH       122463                      0        0   122463
PICO HLDGS INC                 COM NEW          693366205     2730    81200 SH       81200                       0        0    81200
REDWOOD TR INC                 COM              758075402     2349    68600 SH       68600                    2500        0    66100
SAN JUAN BASIN RTY TR          UNIT BEN INT     798241105     2470    74036 SH       74036                       0        0    74036
SATCON TECHNOLOGY CORP         COM              803893106      231   138600 SH       138600                  75500        0    63100
SENECA FOODS CORP NEW          CL A             817070501     5220   219785 SH       219785                  43500        0   176285
SENECA FOODS CORP NEW          CL B             817070105     2739   105398 SH       105398                  11149        0    94249
SONOSITE INC                   COM              83568G104     4817   143054 SH       143054                   9000        0   134054
SONY CORP                      ADR NEW          835699307     5822   107218 SH       107218                      0        0   107218
SOUTHERN UN CO NEW             COM              844030106      610    20778 SH       20778                       0        0    20778
SUNCOR ENERGY INC              COM              867229106      350     3200 SH       3200                        0        0     3200
TAIWAN SEMICONDUCTOR MFG LTD   SPONSORED ADR    874039100      166    16669 SH       16669                       0        0    16669
TESSERA TECHNOLOGIES INC       COM              88164L100     3187    76600 SH       76600                    2000        0    74600
WAL MART STORES INC            COM              931142103     2518    52986 SH       52986                       0        0    52986